Contingencies, Commitments and Guarantees - Legal contingencies (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Amount of policy issued to plaintiff's	$ 1,000,000